Shareholders Equity - USD ($)	Preferred Stock	Common Stock	Additional Paid-In Capital	Stock Payable	Accumulated Deficit	Total
Beginning balance, shares at Dec. 31, 2018		99,923,026
Beginning balance, amount at Dec. 31, 2018		$ 99,923	$ 2,426,561	$ 249,234	$ (2,740,476)	$ 35,242
Shares issued for cash, shares		87,585
Shares issued for cash, amount		$ 88	87,316	466		87,870
Shares issued as a result of the reverse merger, shares		365,219
Shares issued as a result of the reverse merger, amount		$ 365	237,027			237,392
Conversion of preferred stock at time of reverse merger, shares		4,000,000
Conversion of preferred stock at time of reverse merger, amount		$ 4,000	2,596,000			2,600,000
Stock dividend, shares		50,000
Stock dividend, amount		$ 50	26,424	(26,474)
Shares issued for services, shares
Shares issued for services, amount
Cancellation of unallocated shares, shares
Cancellation of unallocated shares, amount
Imputed interest
Net loss					(2,888,765)	(2,888,765)
Ending balance, shares at Dec. 31, 2019		104,425,830
Ending balance, amount at Dec. 31, 2019		$ 104,426	5,373,328	223,226	(5,629,241)	71,739
Shares issued for cash, shares		3,000
Shares issued for cash, amount		$ 3	4,250			4,253
Shares issued as a result of the reverse merger, shares
Shares issued as a result of the reverse merger, amount
Conversion of preferred stock at time of reverse merger, shares
Conversion of preferred stock at time of reverse merger, amount
Stock dividend, shares
Stock dividend, amount
Shares issued for services, shares		584,500
Shares issued for services, amount		$ 586	1,852,915			1,853,501
Cancellation of unallocated shares, shares		(49,065)
Cancellation of unallocated shares, amount		$ (49)	49
Imputed interest			1,763			1,763
Net loss					(1,954,297)	(1,954,297)
Ending balance, shares at Dec. 31, 2020		104,964,265
Ending balance, amount at Dec. 31, 2020		$ 104,966	7,232,305	223,226	(7,583,538)	(23,041)
Shares issued for cash, shares
Shares issued for cash, amount
Shares issued as a result of the reverse merger, shares
Shares issued as a result of the reverse merger, amount
Conversion of preferred stock at time of reverse merger, shares
Conversion of preferred stock at time of reverse merger, amount
Stock dividend, shares
Stock dividend, amount
Shares issued for services, shares
Shares issued for services, amount				68,750		68,750
Cancellation of unallocated shares, shares
Cancellation of unallocated shares, amount
Redemption of common stock for cash, shares		(14,000,000)
Redemption of common stock for cash, amount		$ (14,000)	13,999			(1)
Cash received for stock payable
Imputed interest						745
Net loss					(189,797)	(189,797)
Ending balance, shares at Mar. 31, 2021		90,964,265
Ending balance, amount at Mar. 31, 2021		$ 90,966	$ 7,247,049	$ 291,976	$ (7,773,335)	$ (143,344)